Net financial results	12 Months Ended
Dec. 31, 2025
Net Financial Results
Net financial results

10	Net financial results

Accounting policy

(i) Financial expenses of obligations are recognized in the income statement when accrued, except for those directly attributable to the acquisition or the construction of qualifying assets, that is, assets that require a substantial amount of time to be ready for use, which are capitalized within property, plant and equipment and/or intangibles assets.

(ii) Financial income is mainly composed of interest income and is recognized on an accrual basis to reflect the asset’s effective yield under the effective interest rate method.

(iii) Other financial items, net is composed of the net of the income and expenses related to the fair value of loans and financings, derivative financial instruments, and foreign exchange gains or losses.

	2025	2024	2023
Financial income
Monetary adjustments	13,890	9,102	9,022
Interest income on financial investments and cash equivalents	11,825	11,853	11,622
Interest on tax credits	1,161	357	1,012
Other financial income	3,024	2,716	4,137
	29,900	24,028	25,793

Financial expenses
Interest in loans and financings	(133,310)	(130,268)	(110,734)
Interest on other liabilities	(13,898)	(6,152)	(5,114)
Interest related to uncertain tax positions (ii)	(55,134)	(9,193)	(4,365)
Interest on asset retirement and environmental obligations – note 27 (a)	(26,587)	(27,734)	(26,969)
Interest on factoring operations and confirming payables	(17,726)	(16,391)	(16,624)
Bond repurchase premium – note 24 (b)	(15,046)	(1,989)	-
Interest on lease liabilities – note 23 (b)	(9,989)	(13,517)	(6,134)
Interest on contractual obligations – note 29	(6,744)	(6,424)	(5,329)
Transaction costs related to bond repurchase and early redemption – note 24 (b)	(2,814)	(5,080)	-
Interest on VAT discussions	(5,093)	(1,203)	(16,033)
Other financial expenses	(20,155)	(27,877)	(22,171)
	(306,496)	(245,828)	(213,473)

Other financial items, net
Changes in fair value of derivative financial instruments – note 16 (c)	12,806	1,371	(606)
Changes in fair value of loans and financings – note 24 (c)	2,052	(3,627)	(525)
Debt modification gain	-	3,142	-
Foreign exchange (losses) gains (i)	74,373	(148,546)	21,753
	89,231	(147,660)	20,622
Net financial results	(187,365)	(369,460)	(167,058)

(i) The amounts for 2025 and prior years are mainly related to exchange-rate variations on USD-denominated accounts receivable and payable between Nexa BR with NEXA, as well as on intercompany loans between Nexa BR and its related parties, for which the exchange variation is not eliminated in consolidation, and on foreign-currency denominated loans. These transactions were affected by the volatility of the Brazilian Real (“BRL”), which strengthened against the USD during 2025, while depreciating during 2024.

(ii) As of December 31, 2025, interest related to uncertain tax positions increased primarily due to changes in estimates under IFRIC 23 related to Cerro Lindo’s tax stability agreement.